STOCKHOLDERS' EQUITY (Stock Option Activity) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Shares
Outstanding	11,137,500	10,387,500	7,900,000
Granted	0	750,000	3,750,000
Canceled	0		(312,500)
Expired	0		(950,000)
Exercised	0
Outstanding	11,137,500	11,137,500	10,387,500
Exercisable	11,137,500	11,137,500
Weighted Average Price
Outstanding	$ 0.265	$ 0.30	$ 0.38
Granted		0.051	0.15
Canceled			0.35
Expired			0.56
Exercised
Outstanding	0.265	0.265	$ 0.30
Exercisable	$ 0.265	$ 0.264
Shares
Outstanding	5,332,773	4,861,344
Granted	0	471,429	5,596,638
Canceled	0		(735,294)
Expired	0
Exercised	0
Outstanding	5,332,773	5,332,773	4,861,344
Exercisable	5,332,773	5,332,773
Weighted Average Price
Outstanding	$ 0.071
Outstanding	0.071	$ 0.071
Exercisable	$ 0.071	$ 0.071